Note 20 - Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	As of or for the Year Ended December 31,
	2023			2022
	Quaint Oak Bank(1)	Oakmont Capital Holdings, LLC	Consolidated	Quaint Oak Bank(1)	Oakmont Capital Holdings, LLC	Consolidated
Net Interest Income (Loss)	$19,394	$(1,231)	$18,163	$24,114	$(425)	$23,689
Provision for Credit Losses	157	-	157	2,475	-	2,475
Net Interest Income (Loss) after Provision for Credit Losses	19,237	(1,231)	18,006	21,639	(425)	21,214

Non-Interest Income
Mortgage banking, equipment lending and title abstract fees	599	1,739	2,338	757	2,346	3,103
Real estate sales commissions, net	94	-	94	298	-	298
Insurance commissions	663	-	663	593	-	593
Other fees and services charges	510	743	1,253	330	320	650
Net loan servicing income	235	3,483	3,718	13	1,855	1,868
Income from bank-owned life insurance	102	-	102	89	-	89
Net gain on loans held for sale	2,620	4,076	6,696	3,270	9,230	12,500
Gain on the sale of SBA loans	468	-	468	310	-	310
Total Non-Interest Income	5,291	10,041	15,332	5,660	13,751	19,411

Non-Interest Expense
Salaries and employee benefits	13,850	7,123	20,973	13,828	6,309	20,137
Directors’ fees and expenses	316	-	316	286	-	286
Occupancy and equipment	1,656	825	2,481	1,274	630	1,904
Data processing	1,051	-	1,051	690	-	690
Professional fees	932	126	1,058	668	80	748
FDIC deposit insurance assessment	867	-	867	658	-	658
Advertising	284	359	643	186	382	568
Amortization of other intangible	49	-	49	49	-	49
Other	1,911	1,091	3,002	1,291	929	2,220
Total Non-Interest Expense	20,916	9,524	30,440	18,930	8,330	27,260
Pretax Segment Profit (Loss)	$3,612	$(714)	$2,898	$8,369	$4,996	$13,365
Net (Loss) Income Attributable to Noncontrolling Interest	$(350)	$-	$(350)	$2,448	$-	$2,448
Segment Assets	$719,791	$34,327	$754,118	$757,688	$34,662	$792,350